YCG Enhanced Fund
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 91.8%	Shares	Value
Aerospace & Defense - 4.3%
TransDigm Group, Inc. (d)	18,794	$ 22,021,682

Automobiles - 2.5%
Ferrari NV	30,440	12,863,944

Broadline Retail - 3.5%
Amazon.com, Inc. (a)	70,187	18,232,477

Capital Markets - 19.4%
CME Group, Inc. (d)	82,097	23,438,693
Deutsche Börse AG	7,614	2,547,080
Moody's Corp.	69,509	35,077,022
MSCI, Inc.	41,878	23,897,262
S&P Global, Inc.	35,046	15,274,449
		100,234,506

Chemicals - 3.9%
Linde PLC (d)	40,809	19,979,270

Commercial Services & Supplies - 13.2%
Copart, Inc. (a)	986,463	32,543,414
Republic Services, Inc.	82,877	18,309,187
Waste Management, Inc.	79,409	17,384,218
		68,236,819

Construction Materials - 3.0%
CRH PLC (d)	53,293	5,024,997
Martin Marietta Materials, Inc. (d)	9,838	5,102,971
Vulcan Materials Co. (d)	18,875	5,088,322
		15,216,290

Financial Services - 7.2%
MasterCard, Inc. - Class A	57,685	33,994,348
Visa, Inc. - Class A	7,541	2,860,829
		36,855,177

Ground Transportation - 3.9%
Canadian National Railway Co.	79,474	9,914,381
Canadian Pacific Kansas City Ltd.	107,175	9,934,051
		19,848,432

Household Products - 1.6%
Colgate-Palmolive Co.	23,805	2,138,165
The Procter & Gamble Co. (b)	42,509	6,168,906
		8,307,071

Insurance - 7.4%
Aon PLC - Class A (b)	61,134	19,655,804
Marsh & McLennan Cos., Inc.	98,033	18,606,663
		38,262,467

Interactive Media & Services - 3.8%
Alphabet, Inc. - Class C	38,682		12,974,330
Meta Platforms, Inc. - Class A (d)	11,439		6,546,997
			19,521,327

Professional Services - 4.0%
Mobility Global, Inc.	35,046		711,434
Verisk Analytics, Inc.	103,268		20,011,273
			20,722,707

Software - 9.7%
Fair Isaac Corp. (a)	24,570		28,186,950
Microsoft Corp.	42,859		21,741,942
			49,928,892

Textiles, Apparel & Luxury Goods - 4.4%
Hermès International	12,436		22,837,564
TOTAL COMMON STOCKS (Cost $285,632,295)			473,068,625

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 6.5%	Par		Value
3.62%, 10/08/2026 (c)	2,214,000		2,205,899
3.61%, 10/29/2026 (c)	150,000		149,144
3.62%, 11/05/2026 (c)	3,571,000		3,546,944
3.61%, 11/12/2026 (c)	86,000		85,359
3.64%, 11/27/2026 (c)	4,765,000		4,721,973
3.69%, 12/03/2026 (c)	79,000		78,231
3.84%, 12/24/2026 (c)	1,113,000		1,099,601
3.84%, 12/31/2026 (c)	1,049,000		1,035,581
3.87%, 01/07/2027 (c)	1,167,000		1,151,256
3.93%, 01/21/2027 (c)	87,000		85,692
3.85%, 01/28/2027 (c)	14,000		13,778
3.80%, 02/04/2027 (c)	17,000		16,718
3.80%, 02/18/2027 (c)	19,830,000		19,470,065
TOTAL U.S. TREASURY BILLS (Cost $33,674,316)			33,660,241

TOTAL INVESTMENTS - 98.3% (Cost $319,306,611)			506,728,866
Other Assets in Excess of Liabilities - 1.7%		0.01681	8,661,973
TOTAL NET ASSETS - 100.0%			$ 515,390,839

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $12,271,448.
(c)	The rate shown is the annualized yield as of August 31, 2026.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.

YCG Enhanced Fund
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.5)%	Notional Amount	Contracts	Value
Put Options - (0.5)% (a)(b)
CME Group, Inc.
Expiration: 09/18/2026; Exercise Price: $240.00	$ (2,940,650)	(103)	$ (6,180)
Expiration: 09/18/2026; Exercise Price: $260.00	(4,596,550)	(161)	(7,567)
CRH PLC
Expiration: 09/18/2026; Exercise Price: $115.00	(37,716)	(4)	(8,200)
Expiration: 10/16/2026; Exercise Price: $95.00	(3,931,893)	(417)	(183,480)
Linde PLC
Expiration: 09/18/2026; Exercise Price: $520.00	(1,077,076)	(22)	(70,950)
Expiration: 11/20/2026; Exercise Price: $490.00	(1,762,488)	(36)	(79,200)
Martin Marietta Materials, Inc.
Expiration: 10/16/2026; Exercise Price: $570.00	(5,083,260)	(98)	(536,060)
Expiration: 11/20/2026; Exercise Price: $540.00	(2,489,760)	(48)	(176,400)
Meta Platforms, Inc.
Expiration: 09/18/2026; Exercise Price: $575.00	(5,265,528)	(92)	(162,656)
Expiration: 11/20/2026; Exercise Price: $550.00	(457,872)	(8)	(24,672)
TransDigm Group, Inc., Expiration: 11/20/2026; Exercise Price: $1,200.00	(8,436,528)	(72)	(556,200)
Vulcan Materials Co., Expiration: 11/20/2026; Exercise Price: $280.00	(7,575,198)	(281)	(521,255)
TOTAL WRITTEN OPTIONS (Premiums received $2,611,626)			$ (2,332,820)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

YCG Enhanced Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 473,068,625	$ –	$ –	$ 473,068,625
U.S. Treasury Bills	–	33,660,241	–	33,660,241
Total Investments	$ 473,068,625	$ 33,660,241	$ –	$ 506,728,866

Liabilities:
Investments:
Written Options	$ (194,895)	$ (2,137,925)	$ –	$ (2,332,820)
Total Investments	$ (194,895)	$ (2,137,925)	$ –	$ (2,332,820)

Refer to the Schedule of Investments for further disaggregation of investment categories.